Schedule of Warrants Outstanding Exercise Price (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants	151,712,397	162,129,064
Number of warrants exercisable	151,712,379	162,129,064
Warrants One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Aug. 31, 2023	Aug. 31, 2023
Exercise price	$ 0.50	$ 0.50
Number of warrants	58,284,148	58,284,148
Number of warrants exercisable	58,284,148	58,284,148
Warrants Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Dec. 31, 2025	Dec. 31, 2025
Exercise price	$ 0.59	$ 0.59
Number of warrants	32,895,200	32,895,200
Number of warrants exercisable	32,895,200	32,895,200
Warrants Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 09, 2026	Feb. 09, 2026
Exercise price	$ 0.60	$ 0.60
Number of warrants	17,112,500	17,112,500
Number of warrants exercisable	17,112,500	17,112,500
Warrants Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Feb. 16, 2026	Feb. 16, 2026
Exercise price	$ 0.60	$ 0.60
Number of warrants	2,881,580	2,881,580
Number of warrants exercisable	2,881,580	2,881,580
Warrants Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Apr. 01, 2025	Apr. 01, 2025
Exercise price	$ 0.37	$ 0.37
Number of warrants	40,538,969	40,538,969
Number of warrants exercisable	40,538,969	40,538,969
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date		May 13, 2025
Exercise price		$ 0.37
Number of warrants		10,416,667
Number of warrants exercisable		10,416,667